Property, Equipment and Rou Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Property, Equipment and Rou Assets, Net [Abstract]
Schedule of Property, Equipment and ROU Assets

Property, equipment and ROU assets consisted of the following:

	March 31, 2025	June 30, 2024
	$	$
ROU Assets (leases)	1,891,009	2,135,811
Equipment	429,091	429,090
Furnishings	-	40,409
Property and equipment	2,320,100	2,605,310
Less: accumulated depreciation and amortization	(1,211,438)	(1,355,311)
Property, equipment and ROU assets, net	1,108,662	1,249,999

Property, equipment and ROU assets consisted of the following:

	June 30, 2024	June 30, 2023
	$	$

Right-of-Use Assets (leases)	2,135,811	1,167,436
Equipment	429,090	440,902
Furnishing	40,409	40,409
Property and equipment	2,605,310	1,648,747
Less: accumulated depreciation and amortization	(1,355,311)	(925,321)
Property, equipment and ROU assets, net	1,249,999	723,426